Lord Abbett Bond-Debenture Fund, Inc.

90 Hudson Street

Jersey City, New Jersey 07302-3973

May 3, 2007

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:                               Lord Abbett Bond-Debenture Fund, Inc.

1933 Act File No. 002-38910

1940 Act File No. 811-02145

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 59 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on April 30, 2007.

Please contact the undersigned at (201) 827 – 2859 if you have any questions or comments.

Sincerely yours,

/s/ Cirila A. Stephens
Cirila A. Stephens
Paralegal
Lord, Abbett & Co. LLC